Expenses for shipping activities	6 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Expenses for shipping activities
Expenses for shipping activities

Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Voyage related expenses	(43,535)	(29,571)
Commissions paid	(2,742)	(2,712)
Total voyage expenses and commissions	(46,277)	(32,283)

The majority of voyage expenses are bunkers, port costs and agent fees paid to operate the vessels on the spot market. These expenses increased in the first six months of 2018 compared to the same period in 2017 because a lower proportion of vessels were on time charter contract in the first half of 2018, compared to the same period in 2017. For vessels under a time charter contract, voyage expenses are paid by the charterer and for vessels operated in a Pool, voyage expenses are paid by the Pool.

Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Operating expenses	(71,456)	(73,105)
Insurance	(7,414)	(5,383)
Total vessel operating expenses	(78,870)	(78,488)

The operating expenses relate mainly to the crewing, technical and other costs to operate tankers. In the first six months of 2018 these expenses were in line with the same period in 2017.

Charter hire expenses

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Charter hire	—	(62)
Bare boat hire	(15,432)	(15,423)
Total charter hire expenses	(15,432)	(15,485)

The bareboat charter-hire expenses in the first six months of 2018 and 2017 are entirely attributable to the sale and leaseback agreement of four VLCCs (Nautilus, Navarin, Neptun and Nucleus), under a five year bareboat contract executed on December 16, 2016.

General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2018	June 30, 2017

Wages and salaries	(7,929)	(5,772)
Social security costs	(1,863)	(1,144)
Provision for employee benefits	(319)	(310)
Equity-settled share-based payments	(37)	(161)
Other employee benefits	(1,836)	(1,101)
Employee benefits	(11,984)	(8,488)

Administrative expenses	(17,083)	(11,196)
Tonnage Tax	(2,086)	(2,693)
Claims	—	(32)
Provisions	3	58

Total general and administrative expenses	(31,150)	(22,351)

The general and administrative expenses which include amongst others: shore staff wages, director fees, office rental, consulting and audit fees and tonnage tax, increased in the first six months of 2018 compared to the same period in 2017. This increase was mainly due to higher wages and salaries and to higher administrative expenses.

The higher wages and salaries are due to a higher number of staff in 2018 and the higher administrative expenses are due to legal fees related to the merger with Gener8 (USD 3.7 million).